OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – High Income Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.7%
Aerospace & Defense 3.5%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$1,254,000	$1,304,160
Be Aerospace, Inc.
04/01/22	5.250%	468,000	470,340
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	590,000	625,400
03/15/21	7.125%	836,000	895,565
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,673,000	1,811,023
Oshkosh Corp.
03/01/17	8.250%	244,000	264,740
03/01/20	8.500%	811,000	882,976
Transdigm, Inc.
12/15/18	7.750%	56,000	60,620
Total			6,314,824

Automotive 2.3%
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	221,000	222,105
06/15/21	8.250%	451,000	455,510
Collins & Aikman Products Co. Senior Subordinated Notes(a)(b)(c)(d)(e)
08/15/12	12.875%	620,000	62
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	38,000	40,470
Delphi Corp.(a)
05/15/19	5.875%	255,000	270,300
05/15/21	6.125%	170,000	180,625
Lear Corp. Escrow Bond(c)(d)
03/31/16		595,000	893
Lear Corp.
03/15/20	8.125%	1,471,000	1,632,810
Schaeffler Finance BV(a)
Senior Secured
02/15/17	7.750%	275,000	288,750
02/15/19	8.500%	217,000	231,647
Visteon Corp.
04/15/19	6.750%	957,000	971,355
Total			4,294,527

Banking 0.3%
Lloyds Banking Group PLC(a)(b)
11/29/49	6.267%	728,000	487,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 1.6%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	$2,015,000	$2,344,956
Neuberger Berman Group LLC(a)
03/15/20	5.625%	221,000	222,105
03/15/22	5.875%	331,000	333,483
Total			2,900,544

Building Materials 2.3%
Building Materials Corp. of America(a)
Senior Notes
08/15/18	6.875%	460,000	483,575
05/01/21	6.750%	1,140,000	1,209,825
Senior Secured
02/15/20	7.000%	440,000	467,500
Gibraltar Industries, Inc.(b)
12/01/15	8.000%	545,000	555,900
Interface, Inc.
12/01/18	7.625%	660,000	714,450
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	306,000	269,280
Nortek, Inc.
12/01/18	10.000%	63,000	66,780
04/15/21	8.500%	397,000	393,030
Total			4,160,340
Chemicals 4.4%
CF Industries, Inc.
05/01/18	6.875%	219,000	252,398
05/01/20	7.125%	776,000	925,380
Celanese U.S. Holdings LLC
06/15/21	5.875%	35,000	36,925
Hexion Us Finance Corp.(a)
04/15/20	6.625%	724,000	736,670
Ineos Finance PLC(a)
Senior Secured
05/15/15	9.000%	775,000	821,500
02/15/19	8.375%	657,000	694,777
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	490,000	510,825
Koppers, Inc.
12/01/19	7.875%	565,000	603,137
LyondellBasell Industries NV(a)
11/15/21	6.000%	1,904,000	1,999,200
Lyondellbasell Industries NV(a)
04/15/24	5.750%	523,000	521,693
Momentive Performance Materials, Inc.
06/15/14	12.500%	302,000	322,385

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	$6,000	$6,840
Polypore International, Inc.
11/15/17	7.500%	545,000	574,975
Total			8,006,705
Commercial Banks 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	367,000	378,010

Construction Machinery 4.5%
CNH Capital LLC(a)
11/01/16	6.250%	692,000	742,170
Case New Holland, Inc.
12/01/17	7.875%	1,405,000	1,633,312
Columbus McKinnon Corp.
02/01/19	7.875%	188,000	195,520
Manitowoc Co., Inc. (The)
11/01/20	8.500%	1,155,000	1,270,500
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	739,000	733,457
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	290,000	308,850
Terex Corp.
04/01/20	6.500%	358,000	360,685
UR Financing Escrow Corp(a)
Secured
07/15/18	5.750%	269,000	275,053
Senior Unsecured
05/15/20	7.375%	223,000	226,903
04/15/22	7.625%	557,000	572,317
United Rentals North America, Inc.
12/15/19	9.250%	1,315,000	1,449,787
Xerium Technologies, Inc.
06/15/18	8.875%	435,000	377,363
Total			8,145,917
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	497,000	509,425
Consumer Products 0.9%
Central Garden and Pet Co.
03/01/18	8.250%	207,000	213,210
Spectrum Brands, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Senior Secured
06/15/18	9.500%	$1,220,000	$1,375,550
Spectrum Brands, Inc.(a)
03/15/20	6.750%	133,000	134,330
Total			1,723,090
Diversified Manufacturing 1.6%
Actuant Corp.
06/15/17	6.875%	680,000	705,500
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	1,095,000	1,166,175
CPM Holdings, Inc. Senior Secured(b)
09/01/14	10.625%	164,000	174,660
Tomkins LLC/Inc. Secured(b)
10/01/18	9.000%	94,000	104,105
Wireco Worldgroup, Inc.
05/15/17	9.500%	839,000	866,268
Total			3,016,708
Electric 1.3%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	97,000	109,246
AES Corp. (The)(a)
Senior Notes
07/01/21	7.375%	845,000	933,725
Cms Energy Corporation
03/15/22	5.050%	137,000	137,858
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	401,000	368,920
Ipalco Enterprises, Inc.
05/01/18	5.000%	220,000	218,900
Ipalco Enterprises, Inc.(a)
Senior Secured
04/01/16	7.250%	525,000	584,062
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	77,387	73,711
Total			2,426,422
Entertainment 0.6%
AMC Entertainment, Inc.
06/01/19	8.750%	750,000	785,625
Speedway Motorsports, Inc.
02/01/19	6.750%	330,000	343,200
Total			1,128,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.7%
Cott Beverages, Inc.
11/15/17	8.375%	$659,000	$712,544
09/01/18	8.125%	545,000	589,962
Total			1,302,506
Gaming 3.5%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	438,000	477,420
Caesars Operating Escrow LLC/Corp. Senior Secured(a)
02/15/20	8.500%	439,000	446,682
Chester Downs & Marina LLC Senior Secured(a)
02/01/20	9.250%	343,000	362,294
MGM Resorts International Senior Secured
03/15/20	9.000%	1,218,000	1,355,025
MGM Mirage
07/15/15	6.625%	370,000	380,175
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	166,000	186,335
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	554,000	617,710
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	500,000	541,875
Senior Secured
10/01/20	6.535%	1,260,000	1,267,762
Seneca Gaming Corp.(a)
12/01/18	8.250%	488,000	498,980
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	236,000	230,100
Total			6,364,358
Gas Pipelines 3.8%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	322,000	362,250
09/15/20	6.500%	1,014,000	1,117,935
01/15/32	7.750%	1,355,000	1,542,997
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	705,000	740,250
Northwest Pipeline GP Senior Unsecured
12/01/25	7.125%	150,000	190,407
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,195,000	1,263,712
07/15/21	6.500%	848,000	898,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	$859,000	$871,885
Total			6,988,316
Health Care 5.9%
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	249,000	264,874
CHS/Community Health Systems, Inc.(a)
11/15/19	8.000%	530,000	547,225
ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	882,000	906,255
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	164,000	168,920
01/31/22	5.875%	212,000	217,830
Fresenius Medical Care U.S. Finance, Inc.(a)
02/15/21	5.750%	730,000	750,075
Fresenius Medical Care Us Finance(a)
09/15/18	6.500%	136,000	148,240
HCA, Inc.
Senior Secured
02/15/20	6.500%	1,368,000	1,436,400
09/15/20	7.250%	2,675,000	2,912,406
Health Management Associates, Inc. Senior Unsecured(a)
01/15/20	7.375%	357,000	364,140
Kinetic Concepts/KCI U.S.A., Inc. Secured(a)
11/01/18	10.500%	505,000	524,569
Omnicare, Inc.
06/01/20	7.750%	168,000	186,480
PSS World Medical, Inc.(a)
03/01/22	6.375%	82,000	84,255
Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	422,000	443,100
STHI Holding Corp. Secured(a)
03/15/18	8.000%	198,000	209,880
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,110,000	1,132,200
02/01/19	7.750%	388,000	386,060
Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	101,000	100,242
Total			10,783,151

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.2%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	$258,000	$282,510

Home Construction 0.6%
KB Home
03/15/20	8.000%	210,000	207,900
Meritage Homes Corp.(a)
04/01/22	7.000%	198,000	198,495
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	333,000	346,320
Taylor Morrison Communities, Inc.(a)
04/15/20	7.750%	256,000	256,000
Total			1,008,715
Independent Energy 10.4%
Antero Resources Finance Corp.
12/01/17	9.375%	31,000	33,558
Antero Resources Finance Corp.(a)
Senior Notes
08/01/19	7.250%	114,000	117,420
Berry Petroleum Co.
Senior Unsecured
06/01/14	10.250%	525,000	606,375
11/01/20	6.750%	180,000	190,350
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	880,000	926,200
Chaparral Energy, Inc.
10/01/20	9.875%	224,000	249,760
09/01/21	8.250%	1,191,000	1,268,415
Chesapeake Energy Corp.
08/15/20	6.625%	1,151,000	1,168,265
02/15/21	6.125%	868,000	859,320
Cimarex Energy Co.
05/01/22	5.875%	442,000	447,525
Concho Resources, Inc.
10/01/17	8.625%	149,000	163,155
01/15/21	7.000%	806,000	864,435
01/15/22	6.500%	382,000	403,010
Continental Resources, Inc.
10/01/19	8.250%	65,000	72,638
10/01/20	7.375%	377,000	418,470
04/01/21	7.125%	145,000	160,587
Continental Resources, Inc.(a)
09/15/22	5.000%	1,084,000	1,086,710
Kodiak Oil & Gas Corp. Senior Notes(a)
12/01/19	8.125%	1,252,000	1,323,990
Laredo Petroleum, Inc.
02/15/19	9.500%	817,000	908,912

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
MEG Energy Corp.(a)
03/15/21	6.500%	$580,000	$607,550
Oasis Petroleum, Inc.
02/01/19	7.250%	676,000	711,490
11/01/21	6.500%	656,000	659,280
Petrohawk Energy Corp.
08/15/18	7.250%	1,002,000	1,146,037
06/01/19	6.250%	56,000	63,420
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	940,000	1,038,700
10/01/22	5.375%	145,000	144,275
Range Resources Corp.
05/01/18	7.250%	8,000	8,440
06/01/21	5.750%	995,000	1,044,750
08/15/22	5.000%	86,000	84,925
Sm Energy Co.
11/15/21	6.500%	264,000	281,160
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	352,000	352,000
Whiting Petroleum Corp.
02/01/14	7.000%	1,520,000	1,618,800
10/01/18	6.500%	32,000	34,080
Total			19,064,002
Lodging 0.3%
Sheraton Holding Corp.
11/15/15	7.375%	420,000	483,000

Media Cable 3.5%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,681,000	1,868,011
01/31/22	6.625%	149,000	154,588
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	555,000	638,250
CSC Holdings LLC(a)
Senior Unsecured
11/15/21	6.750%	826,000	860,072
DISH DBS Corp.
09/01/19	7.875%	768,000	883,200
06/01/21	6.750%	892,000	961,130
Nara Cable Funding Ltd. Senior Secured(a)
12/01/18	8.875%	472,000	455,480
Quebecor Media, Inc.(c)
01/15/49	9.750%	1,855,000	96,460
UPCB Finance V Ltd. Senior Secured(a)
11/15/21	7.250%	392,000	415,253

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Videotron Ltee Senior Unsecured(a)
07/15/22	5.000%	$5,000	$4,950
Total			6,337,394
Media Non-Cable 5.3%
AMC Networks, Inc.(a)
07/15/21	7.750%	997,000	1,111,655
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	759,000	832,054
Clear Channel Worldwide Holdings, Inc.(a)
03/15/20	7.625%	172,000	165,980
03/15/20	7.625%	1,338,000	1,311,240
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	433,000	452,485
Intelsat Jackson Holdings SA
04/01/19	7.250%	580,000	609,725
Lamar Media Corp.
04/15/18	7.875%	37,000	40,469
Lamar Media Corp.(a)
02/01/22	5.875%	420,000	427,350
National Cinemedia LLC
07/15/21	7.875%	470,000	500,550
Nielsen Finance LLC/Co.
10/15/18	7.750%	590,000	650,475
Salem Communications Corp. Secured
12/15/16	9.625%	1,221,000	1,346,152
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(c)(d)
07/01/15	9.300%	24,660	24,660
Univision Communications, Inc.(a)
Senior Secured
05/15/19	6.875%	473,000	479,504
11/01/20	7.875%	1,075,000	1,128,750
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	487,000	523,525
Ziff Davis Media, Inc.(b)(c)(d)(e)
12/15/11	13.500%	68,749	1,794
Total			9,606,368
Metals 4.5%
Alpha Natural Resources, Inc.
06/01/19	6.000%	554,000	506,910
06/01/21	6.250%	68,000	61,540
Arch Coal, Inc.(a)
06/15/19	7.000%	916,000	849,590
06/15/21	7.250%	418,000	381,425
Calcipar SA Senior Secured(a)
05/01/18	6.875%	834,000	846,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Consol Energy, Inc.
04/01/17	8.000%	$885,000	$922,612
04/01/20	8.250%	90,000	94,050
FMG Resources August 2006 Proprietary Ltd.(a)
02/01/16	6.375%	372,000	371,070
02/01/18	6.875%	204,000	204,000
04/01/22	6.875%	443,000	431,925
Senior Notes
11/01/19	8.250%	731,000	767,550
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	792,000	823,680
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	271,397	279,539
Novelis, Inc.
12/15/20	8.750%	151,000	165,345
Peabody Energy Corp.(a)
Senior Notes
11/15/21	6.250%	299,000	293,020
Senior Unsecured
11/15/18	6.000%	518,000	507,640
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	635,000	673,100
Total			8,179,506
Non-Captive Consumer 1.4%
SLM Corp.
Senior Notes
01/25/16	6.250%	493,000	512,720
Senior Unsecured
03/25/20	8.000%	808,000	872,640
01/25/22	7.250%	459,000	479,574
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	799,000	621,223
Total			2,486,157
Non-Captive Diversified 8.0%
Aircastle Ltd.(a)
04/15/17	6.750%	535,000	535,000
Ally Financial, Inc.
02/15/17	5.500%	171,000	171,203
03/15/20	8.000%	3,645,000	4,055,063
CIT Group, Inc.(a)
Secured
04/01/18	6.625%	695,000	747,125
02/15/19	5.500%	1,429,000	1,450,435
Cit Group, Inc.
03/15/18	5.250%	794,000	809,880
Ford Motor Credit Co. LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Senior Unsecured
01/15/20	8.125%	$1,905,000	$2,302,659
02/01/21	5.750%	1,395,000	1,505,149
International Lease Finance Corp.
04/01/19	5.875%	509,000	491,925
Senior Unsecured
09/01/17	8.875%	145,000	161,675
12/15/20	8.250%	1,485,000	1,633,812
Intl Lease Finance Corp.
01/15/22	8.625%	401,000	445,779
Transunion Holding Co. PIK(a)
06/15/18	9.625%	276,000	289,800
Total			14,599,505
Oil Field Services 1.6%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	729,000	765,450
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	1,386,000	1,524,600
Oil States International, Inc.
06/01/19	6.500%	686,000	720,300
Total			3,010,350
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	261,000	275,355

Packaging 3.0%
Ardagh Packaging Finance PLC Senior Secured(a)
10/15/17	7.375%	1,022,000	1,096,095
Greif, Inc. Senior Unsecured
08/01/19	7.750%	633,000	715,290
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
08/15/19	7.875%	2,073,000	2,228,475
02/15/21	6.875%	380,000	391,400
Senior Unsecured
08/15/19	9.875%	740,000	756,650
08/15/19	9.875%	375,000	383,438
Total			5,571,348
Paper 0.3%
Cascades, Inc.
01/15/20	7.875%	500,000	493,750
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	189,000	103,950
Total			597,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	$259,000	$277,130
Grifols, Inc.
02/01/18	8.250%	618,000	668,985
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	185,000	200,725
Mylan, Inc.(a)
07/15/17	7.625%	785,000	863,500
11/15/18	6.000%	530,000	553,850
Total			2,564,190
Property & Casualty –%
Lumbermens Mutual Casualty
Subordinated Notes(e)
07/01/26	9.150%	645,000	1,613
Lumbermens Mutual Casualty(a)(e)
12/01/97	8.450%	30,000	75
Total			1,688
Retailers 1.3%
AutoNation, Inc.
02/01/20	5.500%	212,000	215,180
Limited Brands, Inc.
04/01/21	6.625%	370,000	400,988
Senior Notes
02/15/22	5.625%	649,000	654,679
Rite Aid Corp. Senior Secured
08/15/20	8.000%	870,000	1,001,587
Sally Holdings LLC/Capital, Inc.(a)
11/15/19	6.875%	180,000	191,250
Total			2,463,684
Technology 4.1%
Alliance Data Systems Corp.(a)
04/01/20	6.375%	229,000	231,862
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	535,000	573,119
06/01/21	6.625%	780,000	806,325
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	171,000	179,550
01/15/20	6.875%	520,000	573,300
Cardtronics, Inc.
09/01/18	8.250%	93,000	102,300
Cdw LLC / Cdw Finance Corp.
12/15/18	8.000%	1,050,000	1,136,625
04/01/19	8.500%	26,000	27,690
CommScope, Inc.(a)
01/15/19	8.250%	415,000	441,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$245,000	$268,887
First Data Corp.
PIK
09/24/15	10.550%	542,000	550,130
First Data Corp.(a)
Senior Secured
06/15/19	7.375%	885,000	898,275
08/15/20	8.875%	165,000	178,819
Interactive Data Corp.
08/01/18	10.250%	880,000	994,400
NXP BV/Funding LLC Senior Secured(a)
08/01/18	9.750%	502,000	573,535
Total			7,536,792
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	402,000	419,085
Avis Budget Car Rental Llc
03/15/20	9.750%	290,000	316,825
Hertz Corp.
01/15/21	7.375%	606,000	645,390
Total			1,381,300
Wireless 5.2%
Cricket Communications, Inc.
10/15/20	7.750%	351,000	344,858
Senior Secured
05/15/16	7.750%	1,012,000	1,067,660
MetroPCS Wireless, Inc.
11/15/20	6.625%	277,000	275,269
NII Capital Corp.
04/01/21	7.625%	561,000	548,377
SBA Telecommunications, Inc.
08/15/19	8.250%	230,000	253,575
Sprint Capital Corp.
11/15/28	6.875%	1,830,000	1,399,950
Sprint Nextel Corp.(a)
11/15/18	9.000%	2,277,000	2,499,007
03/01/20	7.000%	254,000	257,810
UPCB Finance VI Ltd. Senior Secured(a)
01/15/22	6.875%	497,000	509,621
Wind Acquisition Finance SA Senior Secured(a)
02/15/18	7.250%	2,577,000	2,422,380
Total			9,578,507

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 6.0%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$1,690,000	$1,734,800
Centurylink, Inc.
03/15/22	5.800%	1,312,000	1,281,181
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	772,000	812,530
04/15/22	8.750%	190,000	200,450
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	240,000	216,900
Level 3 Escrow, Inc. Senior Unsecured(a)
07/01/19	8.125%	558,000	576,135
Level 3 Financing, Inc.
02/01/18	10.000%	242,000	264,990
04/01/19	9.375%	936,000	1,022,580
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	1,075,000	1,166,375
Qwest Corp. Senior Unsecured
12/01/21	6.750%	2,386,000	2,663,373
Windstream Corp.
10/15/20	7.750%	955,000	1,021,850
Total			10,961,164
Total Corporate Bonds & Notes (Cost: $169,300,109)			$174,920,663

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes(c)(d)(e)
06/12/15	4.750%	296,350	30
Total Convertible Bonds (Cost: $—)			$30
Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Electric —%
BHM Technologies LLC Exit Term Loan(c)(d)(e)(g)
10/12/26	6.313%	386,034	1,042

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(b)(g)
03/18/19	7.500%	$309,000	$312,798
Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC Term Loan(b)(g)
08/07/19	11.000%	910,000	920,074
Total Senior Loans (Cost: $2,190,899)			$1,233,914
Issuer		Shares	Value

Common Stocks 0.2%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc.(d)(f)(h)		27,056	$—
Ziff Davis Holdings, Inc.(c)(d)(h)		553	5
Total			5
TOTAL CONSUMER DISCRETIONARY			5
CONSUMER STAPLES —%
Beverages —%
Cott Corp.(h)		1,700	11,203
TOTAL CONSUMER STAPLES			11,203
INDUSTRIALS 0.1%
Airlines —%
Delta Air Lines, Inc.(h)		399	3,954
Building Products —%
BHM Technologies LLC(c)(d)		35,922	360
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		3,118	43,340
Road & Rail —%
Quality Distribution, Inc.(h)		195	2,687
TOTAL INDUSTRIALS			50,341

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.(h)	6	$478
Total		478
TOTAL INFORMATION TECHNOLOGY		478
MATERIALS 0.1%
Metals & Mining 0.1%
Neenah Enterprises, Inc.(c)(d)(h)	45,482	204,214
TOTAL MATERIALS		204,214
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow(c)(d)(f)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $845,401)		$266,241

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC(c)(d)	430	$4
TOTAL INDUSTRIALS		4
Total Preferred Stocks (Cost: $23)		$4

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc.(c)(d)
12/18/16	62	$1
12/18/16	61	—
Total		1
TOTAL CONSUMER DISCRETIONARY		1
Total Warrants (Cost: $316,604)		$1

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.161%(i)(j)	5,318,875	$5,318,875
Total Money Market Funds (Cost: $5,318,875)		$5,318,875

Total Investments
(Cost: $177,971,911)(k)	$181,739,728(l)
Other Assets & Liabilities, Net	970,363
Net Assets	$182,710,091

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $60,888,099 or 33.32% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $329,525, representing 0.18% of net assets.  Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
At Home Corp.
Subordinated Notes
4.750% 06/12/15	07-26-05	$—
BHM Technologies LLC
6.313% 10/12/26	06-21-07 - 03-31-10	951,580
BHM Technologies LLC	07-21-06	1,940
BHM Technologies LLC	07-21-06	23
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
12.875% 08/15/12	08-12-04 - 04-12-05	488,810
ION Media Networks, Inc
12/18/16	12-19-05 -04-14-09	159,589
12/18/16	12-19-05 -04-14-09	157,015
Lear Corp. Escrow Bond
03/31/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	385,233
Quebecor Media, Inc
9.750% 01/15/49	01-17-07 - 07-24-08	14,949
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	01-27-03	23,674
Ziff Davis Media, Inc.
13.500% 12/15/11	07-01-08 - 04-15-11	53,372
Ziff Davis Holdings, Inc.	07-01-08	6

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $233,065, which represents 0.01% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $4,616, which represents less than 0.01% of net assets.

(f)	Negligible market value.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.

(i)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,728,321	$15,382,450	$(14,791,896)	$—	$5,318,875	$1,907	$5,318,875

(j)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(k)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $177,972,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,254,000
Unrealized Depreciation	(3,486,000)
Net Unrealized Appreciation	$3,768,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the

Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Aerospace & Defense	$—	$6,314,824	$—	$6,314,824
Automotive	—	4,293,572	955	4,294,527
Banking	—	487,760	—	487,760
Brokerage	—	2,900,544	—	2,900,544
Building Materials	—	4,160,340	—	4,160,340
Chemicals	—	8,006,705	—	8,006,705
Commercial Banks		378,010		378,010
Construction Machinery	—	8,145,917	—	8,145,917
Consumer Cyclical Services	—	509,425	—	509,425
Consumer Products	—	1,723,090	—	1,723,090
Diversified Manufacturing	—	3,016,708	—	3,016,708
Electric	—	2,352,711	73,711	2,426,422
Entertainment	—	1,128,825	—	1,128,825
Food and Beverage	—	1,302,506	—	1,302,506
Gaming	—	6,364,358	—	6,364,358
Gas Pipelines	—	6,988,316	—	6,988,316
Health Care	—	10,783,151	—	10,783,151
Healthcare Insurance		282,510		282,510
Home Construction	—	1,008,715	—	1,008,715
Independent Energy	—	19,064,002	—	19,064,002
Lodging	—	483,000	—	483,000
Media Cable	—	6,240,934	96,460	6,337,394
Media Non-Cable	—	9,579,914	26,454	9,606,368
Metals	—	8,179,506	—	8,179,506
Non-Captive Consumer	—	2,486,157	—	2,486,157
Non-Captive Diversified	—	14,599,505	—	14,599,505
Oil Field Services	—	3,010,350	—	3,010,350
Other Industry	—	275,355	—	275,355
Packaging	—	5,571,348	—	5,571,348
Paper	—	597,700	—	597,700
Pharmaceuticals	—	2,564,190	—	2,564,190

Property & Casualty	—	1,688	—	1,688
Retailers	—	2,463,684	—	2,463,684
Technology	—	7,536,792	—	7,536,792
Transportation Services	—	1,381,300	—	1,381,300
Wireless	—	9,578,507	—	9,578,507
Wirelines	—	10,961,164	—	10,961,164
Convertible Bonds	—	—	30	30
Total Bonds	—	174,723,083	197,610	174,920,693
Senior Loans
Electric	—	—	1,042	1,042
Media Non-Cable	—	312,798	—	312,798
Property & Casualty	—	920,074	—	920,074
Total Senior Loans		1,232,872	1,042	1,233,914
Equity Securities				—
Common Stocks				—
Consumer Discretionary	—	—	5	5
Consumer Staples	11,203	—	—	11,203
Industrials	49,981	—	360	50,341
Information Technology	478	—	—	478
Materials	—	—	204,214	204,214
Preferred Stocks				—
Industrials	—	—	4	4
Warrants				—
Consumer Discretionary	—	—	1	1
Total Equity Securities	61,662	—	204,584	266,246
Other
Money Market Funds	5,318,875	—	—	5,318,875
Total Other	5,318,875	—	—	5,318,875
Total	$5,380,537	$175,955,955	$403,236	$181,739,728

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate
	Bonds	Convertible	Senior	Preferred	Common
	& Notes	Bonds	Loans	Stocks	Stocks	Warrants	Total
Balance as of December 31, 2011	$127,721	$30	$1,042	$4	$204,579	$1	$333,377
Accrued discounts/premiums	332	—	—	—	—	—	332
Realized gain (loss)	875	—	—	—	—	—	875
Change in unrealized appreciation (depreciation)*	(729)	—	—	—	—	—	(729)
Sales	(55,878)	—	—	—	—	—	(55,878)
Purchases	125,258	—	—	—	—	—	125,258
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of March 31, 2012	$197,580	$30	$1,042	$4	$204,579	$1	$403,236

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $ (729).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, convertible bonds, senior loans, warrants, common and preferred stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 27.3%
Auto Components 1.0%
BorgWarner, Inc.(a)(b)	16,645	$1,403,839
Automobiles 0.8%
Tesla Motors, Inc.(a)(b)	29,937	1,114,854
Hotels, Restaurants & Leisure 7.4%
Arcos Dorados Holdings, Inc., Class A	46,883	848,113
Chipotle Mexican Grill, Inc.(b)	4,434	1,853,412
Vail Resorts, Inc.(a)	26,441	1,143,573
Wynn Resorts Ltd.	28,284	3,532,106
Yum! Brands, Inc.	40,687	2,896,101
Total		10,273,305
Internet & Catalog Retail 3.9%
Amazon.com, Inc.(b)	8,855	1,793,226
priceline.com, Inc.(b)	5,119	3,672,883
Total		5,466,109
Media 1.8%
Viacom, Inc., Class B	53,129	2,521,503
Multiline Retail 1.5%
Dollar Tree, Inc.(b)	22,378	2,114,497
Specialty Retail 8.6%
CarMax, Inc.(a)(b)	64,056	2,219,540
Limited Brands, Inc.	29,419	1,412,112
O’Reilly Automotive, Inc.(b)	15,470	1,413,185
Ross Stores, Inc.	83,572	4,855,533
Ulta Salon Cosmetics & Fragrance, Inc.	22,807	2,118,542
Total		12,018,912
Textiles, Apparel & Luxury Goods 2.3%
Ralph Lauren Corp.	18,297	3,189,716
TOTAL CONSUMER DISCRETIONARY		38,102,735
CONSUMER STAPLES 1.0%
Beverages 1.0%
Monster Beverage Corp.(b)	23,534	1,461,226
TOTAL CONSUMER STAPLES		1,461,226

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.8%
Energy Equipment & Services 5.8%
Halliburton Co.	101,281	$3,361,516
National Oilwell Varco, Inc.	60,138	4,779,167
Total		8,140,683
Oil, Gas & Consumable Fuels 3.0%
Occidental Petroleum Corp.	43,994	4,189,549
TOTAL ENERGY		12,330,232
FINANCIALS 10.9%
Commercial Banks 7.2%
City National Corp.(a)	57,170	2,999,710
Columbia Banking System, Inc.(a)	67,358	1,534,415
First Horizon National Corp.(a)	155,255	1,611,547
PNC Financial Services Group, Inc.	60,171	3,880,428
Total		10,026,100
Consumer Finance 2.7%
Capital One Financial Corp.	67,809	3,779,673
Real Estate Management & Development 1.0%
Jones Lang LaSalle, Inc.	16,674	1,389,111
TOTAL FINANCIALS		15,194,884
HEALTH CARE 8.6%
Biotechnology 3.0%
Biogen Idec, Inc.(b)	33,766	4,253,503
Health Care Equipment & Supplies 4.0%
Intuitive Surgical, Inc.(a)(b)	7,952	4,307,996
Varian Medical Systems, Inc.(a)(b)	18,105	1,248,521
Total		5,556,517
Pharmaceuticals 1.6%
Abbott Laboratories	36,531	2,238,985
TOTAL HEALTH CARE		12,049,005
INDUSTRIALS 14.3%
Aerospace & Defense 3.5%
Precision Castparts Corp.	22,666	3,918,951
TransDigm Group, Inc.(b)	7,677	888,690
Total		4,807,641

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.(a)	33,238	$1,545,899
Electrical Equipment 2.8%
Sensata Technologies Holding NV(a)(b)	115,529	3,867,911
Machinery 2.4%
Cummins, Inc.	11,706	1,405,188
Stanley Black & Decker, Inc.	25,953	1,997,343
Total		3,402,531
Professional Services 1.0%
Nielsen Holdings NV(b)	47,532	1,432,615
Road & Rail 2.3%
CSX Corp.	151,770	3,266,090
Trading Companies & Distributors 0.6%
WW Grainger, Inc.	3,875	832,389
Transportation Infrastructure 0.6%
Wesco Aircraft Holdings, Inc.(a)(b)	47,720	773,064
TOTAL INDUSTRIALS		19,928,140
INFORMATION TECHNOLOGY 21.2%
Computers & Peripherals 6.5%
Apple, Inc.(b)	14,692	8,807,413
Fusion-io, Inc.(b)	10,277	291,969
Total		9,099,382
Internet Software & Services 3.4%
Bankrate, Inc.(a)(b)	72,901	1,804,300
Google, Inc., Class A(b)	3,377	2,165,467
LinkedIn Corp., Class A(b)	7,538	768,801
Total		4,738,568
IT Services 3.9%
Accenture PLC, Class A	55,584	3,585,168
Mastercard, Inc., Class A	4,396	1,848,694
Total		5,433,862
Software 7.4%
ANSYS, Inc.(b)	45,646	2,967,903

	Issuer	Shares	Value

	Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
	Software (continued)
Check Point Software Technologies Ltd.(a)(b)		24,026	$1,533,820
	Informatica Corp.(a)(b)	18,425	974,683
	Red Hat, Inc.(b)	33,850	2,027,276
	VMware, Inc., Class A(b)	25,711	2,889,145
	Total		10,392,827
	TOTAL INFORMATION TECHNOLOGY		29,664,639
	MATERIALS 3.7%
	Chemicals 3.7%
	LyondellBasell Industries NV, Class A	50,437	2,201,575
	Monsanto Co.	36,648	2,923,045
	Total		5,124,620
	TOTAL MATERIALS		5,124,620
	Total Common Stocks (Cost: $100,043,615)		$133,855,481

	Money Market Funds 2.5%
	Columbia Short-Term Cash Fund, 0.161%(c)(d)	3,515,589	3,515,589
	Total Money Market Funds (Cost: $3,515,589)		$3,515,589

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.3%
	Repurchase Agreements 10.3%
	Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(e)
	0.180%	$5,000,000	$5,000,000
	Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000
	Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12 repurchase price $4,000,087(e)
	0.260%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $350,055(e)
	0.200%	$350,049	$350,049
Total			14,350,049

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $14,350,049)	$14,350,049
Total Investments
(Cost: $117,909,253)(f)	$151,721,119(g)
Other Assets & Liabilities, Net	(12,010,622)
Net Assets	$139,710,497

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,155,651	$14,240,616	$(20,880,678)	$—	$3,515,589	$2,787	$3,515,589

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$688,949
Fannie Mae REMICS	1,184,621
Freddie Mac Gold Pool	144,103
Freddie Mac REMICS	1,422,144
Government National Mortgage Association	166,080
United States Treasury Inflation Indexed Bonds	148,835
United States Treasury Note/Bond	325,356
Total Market Value of Collateral Securities	$4,080,088

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$357,052
Total Market Value of Collateral Securities	$357,052

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $117,909,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,035,000
Unrealized Depreciation	(1,223,000)
Net Unrealized Appreciation	$33,812,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$38,102,735	$—	$—	$38,102,735
Consumer Staples	1,461,226	—	—	1,461,226
Energy	12,330,232	—	—	12,330,232
Financials	15,194,884	—	—	15,194,884
Health Care	12,049,005	—	—	12,049,005
Industrials	19,928,140	—	—	19,928,140
Information Technology	29,664,639	—	—	29,664,639
Materials	5,124,620	—	—	5,124,620
Total Equity Securities	133,855,481	—	—	133,855,481

Other
Money Market Funds	3,515,589	—	—	3,515,589
Investments of Cash Collateral Received for Securities on Loan	—	14,350,049	—	14,350,049
Total Other	3,515,589	14,350,049	—	17,865,638
Total	$137,371,070	$14,350,049	$—	$151,721,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 28.1%

Automobiles 0.8%
Tesla Motors, Inc.(a)	15,311	$570,182
Hotels, Restaurants & Leisure 12.6%
Chipotle Mexican Grill, Inc.(a)	3,971	1,659,878
McDonald’s Corp.	19,913	1,953,465
Starbucks Corp.	56,590	3,162,815
Wynn Resorts Ltd.	22,284	2,782,826
Total		9,558,984
Internet & Catalog Retail 4.0%
priceline.com, Inc.(a)	4,251	3,050,092
Multiline Retail 3.1%
Dollar General Corp.(a)	51,098	2,360,728
Specialty Retail 3.9%
Home Depot, Inc. (The)	38,312	1,927,477
TJX Companies, Inc.	24,830	985,999
Total		2,913,476
Textiles, Apparel & Luxury Goods 3.7%
Nike, Inc., Class B	26,081	2,828,224
TOTAL CONSUMER DISCRETIONARY		21,281,686
CONSUMER STAPLES 3.6%
Food Products 3.6%
Mead Johnson Nutrition Co.	33,240	2,741,635
TOTAL CONSUMER STAPLES		2,741,635
ENERGY 8.9%
Energy Equipment & Services 2.4%
Halliburton Co.	53,964	1,791,065
Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp.	15,088	1,181,994
Kinder Morgan, Inc.	42,575	1,645,524
Occidental Petroleum Corp.	22,096	2,104,202
Total		4,931,720
TOTAL ENERGY		6,722,785

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 7.9%
Commercial Banks 6.4%
U.S. Bancorp	56,919	$1,803,194
Wells Fargo & Co.	89,863	3,067,923
Total		4,871,117
Consumer Finance 1.5%
American Express Co.	20,091	1,162,465
TOTAL FINANCIALS		6,033,582
HEALTH CARE 8.6%
Biotechnology 3.3%
Biogen Idec, Inc.(a)	19,812	2,495,717
Pharmaceuticals 5.3%
Allergan, Inc.	27,301	2,605,335
Bristol-Myers Squibb Co.	42,063	1,419,626
Total		4,024,961
TOTAL HEALTH CARE		6,520,678
INDUSTRIALS 8.4%
Aerospace & Defense 2.5%
Precision Castparts Corp.	10,977	1,897,923
Machinery 3.1%
Cummins, Inc.	19,735	2,368,990
Road & Rail 2.8%
Union Pacific Corp.	19,610	2,107,683
TOTAL INDUSTRIALS		6,374,596
INFORMATION TECHNOLOGY 26.6%
Communications Equipment 4.1%
QUALCOMM, Inc.	45,448	3,091,373
Computers & Peripherals 8.8%
Apple, Inc.(a)	11,167	6,694,281
Internet Software & Services 6.3%
Baidu, Inc., ADR(a)	19,207	2,799,804
Google, Inc., Class A(a)	3,017	1,934,621
Total		4,734,425

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services 6.4%
Accenture PLC, Class A	29,573	$1,907,459
Visa, Inc., Class A	24,948	2,943,864
Total		4,851,323
Software 1.0%
VMware, Inc., Class A(a)	6,940	779,848
TOTAL INFORMATION TECHNOLOGY		20,151,250
MATERIALS 5.3%
Chemicals 5.3%
Dow Chemical Co. (The)	51,777	1,793,555

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Monsanto Co.	27,514	$2,194,517
Total		3,988,072
TOTAL MATERIALS		3,988,072
Total Common Stocks (Cost: $52,096,157)		$73,814,284

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.161%(b)(c)	2,934,673	$2,934,673
Total Money Market Funds (Cost: $2,934,673)		$2,934,673
Total Investments (Cost: $55,030,830)(d)		$76,748,957(e)
Other Assets & Liabilities, Net		(973,391)
Net Assets		$75,775,566

Notes to Portfolio of Investments

(a)            Non-income producing.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2012.

(c)            Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$1,041,473	$9,343,205	$(7,450,005)	$—	$2,934,673	$554	$2,934,673

(d)                                     At March 31, 2012, the cost of securities for federal income tax purposes was approximately $55,031,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,498,000
Unrealized Depreciation	(780,000)
Net Unrealized Appreciation	$21,718,000

(e)            Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$21,281,686	$—	$—	$21,281,686
Consumer Staples	2,741,635	—	—	2,741,635
Energy	6,722,785	—	—	6,722,785
Financials	6,033,582	—	—	6,033,582
Health Care	6,520,678	—	—	6,520,678
Industrials	6,374,596	—	—	6,374,596
Information Technology	20,151,250	—	—	20,151,250
Materials	3,988,072	—	—	3,988,072
Total Equity Securities	73,814,284	—	—	73,814,284
Other
Money Market Funds	2,934,673	—	—	2,934,673
Total Other	2,934,673	—	—	2,934,673
Total	$76,748,957	$—	$—	$76,748,957

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 36.9%
Distributors 0.7%
Li & Fung Ltd.	944,000	$2,160,401
Hotels, Restaurants & Leisure 12.9%
McDonald’s Corp.	90,348	8,863,139
Starbucks Corp.	187,003	10,451,597
Starwood Hotels & Resorts Worldwide, Inc.	157,412	8,879,611
Wynn Resorts Ltd.	67,065	8,375,077
Yum! Brands, Inc.	85,032	6,052,578
Total		42,622,002
Internet & Catalog Retail 4.5%
Amazon.com, Inc.(a)	14,864	3,010,109
priceline.com, Inc.(a)	16,455	11,806,462
Total		14,816,571
Media 0.5%
British Sky Broadcasting Group PLC	164,993	1,784,008
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	14,736	1,392,405
Specialty Retail 9.4%
AutoZone, Inc.(a)	4,005	1,489,059
Home Depot, Inc. (The)	116,630	5,867,655
Limited Brands, Inc.	68,459	3,286,032
O’Reilly Automotive, Inc.(a)	53,177	4,857,719
TJX Companies, Inc.	396,178	15,732,228
Total		31,232,693
Textiles, Apparel & Luxury Goods 8.5%
Cie Financiere Richemont SA, ADR	1,166,735	7,257,092
Coach, Inc.	87,892	6,792,294
Deckers Outdoor Corp.(a)	25,227	1,590,562
lululemon athletica, Inc.(a)	17,964	1,341,551
Nike, Inc., Class B	103,931	11,270,278
Total		28,251,777
TOTAL CONSUMER DISCRETIONARY		122,259,857
CONSUMER STAPLES 3.4%
Food Products 2.1%
Mead Johnson Nutrition Co.	85,414	7,044,947

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	69,140	$4,282,531
TOTAL CONSUMER STAPLES		11,327,478
ENERGY 8.7%
Energy Equipment & Services 5.0%
Halliburton Co.	253,789	8,423,257
National Oilwell Varco, Inc.	103,399	8,217,119
Total		16,640,376
Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	23,539	1,844,045
Continental Resources, Inc.(a)(b)	18,812	1,614,446
Occidental Petroleum Corp.	90,969	8,662,978
Total		12,121,469
TOTAL ENERGY		28,761,845
FINANCIALS 4.5%
Commercial Banks 4.5%
U.S. Bancorp	219,095	6,940,930
Wells Fargo & Co.	234,168	7,994,495
Total		14,935,425
TOTAL FINANCIALS		14,935,425
HEALTH CARE 5.5%
Biotechnology 2.7%
Biogen Idec, Inc.(a)	70,910	8,932,533
Pharmaceuticals 2.8%
Allergan, Inc.	48,742	4,651,449
Bristol-Myers Squibb Co.	134,783	4,548,926
Total		9,200,375
TOTAL HEALTH CARE		18,132,908
INDUSTRIALS 9.4%
Aerospace & Defense 2.3%
Precision Castparts Corp.	44,268	7,653,937
Electrical Equipment 1.1%
Rockwell Automation, Inc.	44,432	3,541,230

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.6%
Danaher Corp.	92,510	$5,180,560
Machinery 1.7%
Cummins, Inc.	46,651	5,599,986
Road & Rail 2.7%
Union Pacific Corp.	84,901	9,125,160
TOTAL INDUSTRIALS		31,100,873
INFORMATION TECHNOLOGY 22.8%
Communications Equipment 2.1%
QUALCOMM, Inc.	100,405	6,829,548
Computers & Peripherals 6.5%
Apple, Inc.(a)	36,186	21,692,421
Internet Software & Services 6.4%
Baidu, Inc., ADR(a)	75,725	11,038,433
Google, Inc., Class A(a)	10,690	6,854,856
LinkedIn Corp., Class A(a)	17,947	1,830,415
Youku, Inc., ADR(a)(b)	66,280	1,457,497
Total		21,181,201
IT Services 6.1%
Accenture PLC, Class A	126,498	8,159,121
Visa, Inc., Class A	100,991	11,916,938
Total		20,076,059
Software 1.7%
Check Point Software Technologies Ltd.(a)(b)	69,184	4,416,706
VMware, Inc., Class A(a)	11,445	1,286,075
Total		5,702,781
TOTAL INFORMATION TECHNOLOGY		75,482,010
MATERIALS 7.0%
Chemicals 7.0%
Dow Chemical Co. (The)	119,854	4,151,743
Monsanto Co.	135,166	10,780,840

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Praxair, Inc.	71,445	$8,190,455
Total		23,123,038
TOTAL MATERIALS		23,123,038
Total Common Stocks (Cost: $220,313,630)		$325,123,434

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000%	61,875	$1,798,087
TOTAL FINANCIALS		1,798,087
Total Preferred Stocks (Cost: $1,642,744)		$1,798,087

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	5,319,749	$5,319,749
Total Money Market Funds (Cost: $5,319,749)		$5,319,749

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.3%
Repurchase Agreements 1.3%
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $1,000,023(e)
	0.270%	$1,000,000	$1,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $3,215,111(e)
	0.180%	3,215,063	3,215,063
Total			4,215,063
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,215,063)			$4,215,063

Total Investments
(Cost: $231,491,186)(f)	$336,456,333(g)
Other Assets & Liabilities, Net	(5,488,269)

Net Assets	$330,968,064

Notes to Portfolio of Investments

(a)                       Non-income producing.

(b)                       At March 31, 2012, security was partially or fully on loan.

(c)                       The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)                       Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$6,059,179	$19,872,195	$(20,611,625)	$—	$5,319,749	$842	$5,319,749

(e)                       The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$1,275
Fannie Mae Pool	278,801
Fannie Mae REMICS	47,602
Fannie Mae-Aces	1,351
Federal Farm Credit Bank	40,615
Federal Home Loan Banks	20,440
Federal Home Loan Mortgage Corp	30,704
Federal National Mortgage Association	35,453
Freddie Mac Coupon Strips	2,310
Freddie Mac Gold Pool	92,708
Freddie Mac Non Gold Pool	20,870
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	77,224
Ginnie Mae I Pool	94,361
Ginnie Mae II Pool	141,481
Government National Mortgage Association	63,197
United States Treasury Bill	14,788
United States Treasury Inflation Indexed Bonds	2,798
United States Treasury Note/Bond	51,788
United States Treasury Strip Coupon	2,231
Total Market Value of Collateral Securities	$1,020,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$636,472
Ginnie Mae II Pool	2,642,892
Total Market Value of Collateral Securities	$3,279,364

(f)                        At March 31, 2012, the cost of securities for federal income tax purposes was approximately $231,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$109,851,000
Unrealized Depreciation	(4,886,000)
Net Unrealized Appreciation	$104,965,000

(g)                       Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR              American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$118,315,448	$3,944,409	$—	$122,259,857
Consumer Staples	11,327,478	—	—	11,327,478
Energy	28,761,845	—	—	28,761,845
Financials	14,935,425	—	—	14,935,425
Health Care	18,132,908	—	—	18,132,908
Industrials	31,100,873	—	—	31,100,873
Information Technology	75,482,010	—	—	75,482,010
Materials	23,123,038	—	—	23,123,038
Preferred Stocks
Financials	1,798,087	—	—	1,798,087
Total Equity Securities	322,977,112	3,944,409	—	326,921,521

Other
Money Market Funds	5,319,749	—	—	5,319,749
Investments of Cash Collateral Received for Securities on Loan	—	4,215,063	—	4,215,063
Total Other	5,319,749	4,215,063	—	9,534,812
Total	$328,296,861	$8,159,472	$—	$336,456,333

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end. Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In			Transfers Out

Level 1	Level 2	Level 1	Level 2

$5,857,010	$0	$0	$5,857,010

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
ARGENTINA 2.3%
Arcos Dorados Holdings, Inc., Class A	79,270	$1,433,994
MercadoLibre, Inc.	25,090	2,453,551
Total		3,887,545
BELGIUM 2.1%
Anheuser-Busch InBev NV	47,813	3,493,221
BRAZIL 3.3%
BR Malls Participacoes SA	191,600	2,477,066
OGX Petroleo e Gas Participacoes SA(a)	366,500	3,035,679
Total		5,512,745
CANADA 4.1%
Canadian National Railway Co.	52,000	4,130,360
IMAX Corp.(a)(b)	42,155	1,030,268
Pacific Rubiales Energy Corp.	56,170	1,640,979
Total		6,801,607
CHINA 7.3%
Baidu, Inc., ADR(a)	28,909	4,214,065
Belle International Holdings Ltd.(b)	1,345,000	2,420,602
China Unicom Hong Kong Ltd.(b)	2,448,000	4,119,419
CNOOC Ltd.	766,200	1,568,391
Total		12,322,477
DENMARK 3.0%
Novo Nordisk A/S, Class B(b)	24,129	3,340,739
Novozymes A/S, Class B	59,718	1,739,255
Total		5,079,994
FRANCE 4.7%
Pernod-Ricard SA	17,310	1,809,969
Publicis Groupe SA	31,812	1,753,747
Schneider Electric SA	39,907	2,607,442
Unibail-Rodamco SE	8,862	1,772,296
Total		7,943,454
GERMANY 4.6%
Adidas AG	32,841	2,564,054
Bayerische Motoren Werke AG	36,282	3,262,890
Infineon Technologies AG	177,754	1,817,382
Total		7,644,326
HONG KONG 1.8%
Hang Lung Properties Ltd.	813,000	2,987,978

Issuer	Shares	Value

Common Stocks (continued)
INDIA 0.9%
ICICI Bank Ltd., ADR	42,992	$1,499,131
IRELAND 3.6%
Accenture PLC, Class A	54,251	3,499,190
CRH PLC	122,316	2,504,250
Total		6,003,440
ISRAEL 1.3%
Check Point Software Technologies Ltd.(a)(b)	33,407	2,132,703
JAPAN 12.2%
Canon, Inc.	74,800	3,578,138
FANUC CORP.	18,900	3,385,277
Honda Motor Co., Ltd.	115,900	4,463,795
Hoya Corp.	75,400	1,702,701
Marubeni Corp.	315,000	2,290,745
Rakuten, Inc.	2,590	2,714,845
Sumitomo Realty & Development Co., Ltd.	96,000	2,337,781
Total		20,473,282
MEXICO 1.1%
Wal-Mart de Mexico SAB de CV, Class V	554,400	1,860,307
NETHERLANDS 7.2%
ASML Holding NV	56,434	2,820,970
LyondellBasell Industries NV, Class A	76,374	3,333,725
Sensata Technologies Holding NV(a)(b)	103,731	3,472,914
Yandex NV, Class A(a)(b)	55,415	1,489,001
Ziggo NV(a)	28,862	900,357
Total		12,016,967
SOUTH KOREA 2.2%
Samsung Electronics Co., Ltd.	3,274	3,693,251
SPAIN 1.6%
Inditex SA	28,892	2,767,458
SWEDEN 3.2%
Elekta AB, Class B	18,799	951,629
Millicom International Cellular SA, SDR	39,275	4,452,409
Total		5,404,038

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 11.6%
Julius Baer Group Ltd.(a)	107,833	$4,352,979
Nestlé SA, Registered Shares	70,660	4,446,093
Roche Holding AG, Genusschein Shares	24,564	4,274,958
Swatch Group AG (The)	7,212	3,319,581
Xstrata PLC	179,347	3,063,726
Total		19,457,337
TAIWAN 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	235,742	3,602,138
UNITED KINGDOM 14.2%
ARM Holdings PLC	198,029	1,875,146
British Sky Broadcasting Group PLC	391,168	4,229,553
Experian PLC	111,923	1,744,559
Reed Elsevier PLC	197,342	1,751,850
Rolls-Royce Holdings PLC(a)	129,392	1,680,537
Shire PLC	86,080	2,781,238
Standard Chartered PLC	171,928	4,289,984
Tullow Oil PLC	148,598	3,629,414
Weir Group PLC (The)	66,780	1,884,211
Total		23,866,492
UNITED STATES 4.5%
Citigroup, Inc.	79,330	2,899,512
Perrigo Co.	11,466	1,184,552

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Wynn Resorts Ltd.	27,216	3,398,734
Total		7,482,798
Total Common Stocks (Cost: $136,902,282)		$165,932,689

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	2,105,793	$2,105,793
Total Money Market Funds (Cost: $2,105,793)		$2,105,793

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.0%
Repurchase Agreements 5.0%
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $8,371,710(e)	0.180%	$8,371,585	$8,371,585
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,371,585)			$8,371,585
Total Investments
(Cost: $147,379,660)(f)			$176,410,067(g)
Other Assets & Liabilities, Net			(8,778,515)
Net Assets			$167,631,552

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,648,939	$13,668,727	$(17,211,873)	$—	$2,105,793	$1,578	$2,105,793

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,657,286
Ginnie Mae II Pool	6,881,730
Total Market Value of Collateral Securities	$8,539,016

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $147,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,200,000
Unrealized Depreciation	(2,170,000)
Net Unrealized Appreciation	$29,030,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$5,862,996	$30,148,732	$—	$36,011,728
Consumer Staples	1,860,307	9,749,283	—	11,609,590
Energy	4,676,658	5,197,805	—	9,874,463
Financials	6,875,709	15,741,018	—	22,616,727
Health Care	1,184,552	11,348,564	—	12,533,116
Industrials	7,603,274	13,592,771	—	21,196,045
Information Technology	17,390,648	15,487,588	—	32,878,236
Materials	3,333,725	7,307,231	—	10,640,956
Telecommunication Services	—	8,571,828	—	8,571,828
Total Equity Securities	48,787,869	117,144,820	—	165,932,689

Other
Money Market Funds	2,105,793	—	—	2,105,793
Investments of Cash Collateral Received for Securities on Loan	—	8,371,585	—	8,371,585
Total Other	2,105,793	8,371,585	—	10,477,378
Total	$50,893,662	$125,516,405	$—	$176,410,067

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Preferred
Stocks
Balance as of December 31, 2011	$27,245
Accrued discounts/premiums	—
Realized gain (loss)	5,862

Change in unrealized appreciation (depreciation)*	(5,912)

Sales	(27,195)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$—

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $0.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 21.9%
Auto Components 2.4%
BorgWarner, Inc.(a)(b)	2,450	$206,633
Gentex Corp.(a)	11,300	276,850
Lear Corp.	7,850	364,947
Total		848,430
Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.(b)	880	367,840
Panera Bread Co., Class A(b)	1,750	281,610
Starwood Hotels & Resorts Worldwide, Inc.	4,760	268,512
Wynn Resorts Ltd.	1,410	176,081
Total		1,094,043
Household Durables 2.0%
D.R. Horton, Inc.	13,570	205,857
Tempur-Pedic International, Inc.(b)	5,875	496,026
Total		701,883
Internet & Catalog Retail 1.6%
priceline.com, Inc.(b)	300	215,250
TripAdvisor, Inc.(a)(b)	9,300	331,731
Total		546,981
Leisure Equipment & Products 0.8%
Polaris Industries, Inc.(a)	3,676	265,223
Media 2.6%
CBS Corp., Class B Non Voting	11,070	375,384
Discovery Communications, Inc., Class A(b)	6,520	329,912
DISH Network Corp., Class A	6,020	198,238
Total		903,534
Multiline Retail 2.6%
Dollar Tree, Inc.(b)	4,280	404,417
Macy’s, Inc.	4,390	174,415
Nordstrom, Inc.	5,570	310,360
Total		889,192
Specialty Retail 5.2%
AutoZone, Inc.(b)	490	182,182
Bed Bath & Beyond, Inc.(b)	4,880	320,958
GNC Holdings, Inc., Class A	5,226	182,335
O’Reilly Automotive, Inc.(b)	3,230	295,060
TJX Companies, Inc.	8,760	347,859
Tractor Supply Co.(a)	2,010	182,026
Ulta Salon Cosmetics & Fragrance, Inc.	3,040	282,386
Total		1,792,806

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 1.6%
Fossil, Inc.(a)(b)	1,632	$215,391
Michael Kors Holdings Ltd.(b)	3,610	168,190
Ralph Lauren Corp.	1,100	191,763
Total		575,344
TOTAL CONSUMER DISCRETIONARY		7,617,436
CONSUMER STAPLES 6.0%
Beverages 1.4%
Coca-Cola Enterprises, Inc.	6,150	175,890
Monster Beverage Corp.(b)	4,610	286,235
Total		462,125
Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	3,410	283,712
Food Products 1.7%
Green Mountain Coffee Roasters, Inc.(a)(b)	3,460	162,066
HJ Heinz Co.	3,670	196,529
Mead Johnson Nutrition Co.	2,690	221,871
Total		580,466
Personal Products 2.1%
Estee Lauder Companies, Inc. (The), Class A	3,040	188,298
Herbalife Ltd.	7,980	549,183
Total		737,481
TOTAL CONSUMER STAPLES		2,063,784
ENERGY 9.1%
Energy Equipment & Services 2.8%
Cameron International Corp.(b)	7,247	382,859
CARBO Ceramics, Inc.(a)	1,880	198,246
Oil States International, Inc.(b)	2,500	195,150
Superior Energy Services, Inc.(b)	7,215	190,187
Total		966,442
Oil, Gas & Consumable Fuels 6.3%
Alpha Natural Resources, Inc.(b)	14,270	217,047
Cabot Oil & Gas Corp.	5,280	164,578
Concho Resources, Inc.(b)	5,018	512,237
Continental Resources, Inc.(a)(b)	3,440	295,221
Denbury Resources, Inc.(b)	9,650	175,919
HollyFrontier Corp.	5,410	173,932
Peabody Energy Corp.	7,980	231,101
Pioneer Natural Resources Co.	2,080	232,107

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	2,760	$195,325
Total		2,197,467
TOTAL ENERGY		3,163,909
FINANCIALS 7.2%
Capital Markets 1.1%
Affiliated Managers Group, Inc.(b)	3,347	374,228
Commercial Banks 0.6%
Signature Bank(b)	3,160	199,206
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.(b)	1,740	239,111
Moody’s Corp.	7,690	323,749
Total		562,860
Real Estate Investment Trusts (REITs) 2.4%
Digital Realty Trust, Inc.(a)	2,440	180,487
Home Properties, Inc.	2,880	175,709
Plum Creek Timber Co., Inc.(a)	6,480	269,309
Rayonier, Inc.	4,640	204,577
Total		830,082
Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A(b)	8,589	171,436
Jones Lang LaSalle, Inc.	2,050	170,786
Total		342,222
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	7,936	198,400
TOTAL FINANCIALS		2,506,998
HEALTH CARE 14.1%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.(b)	4,550	422,513
Dendreon Corp.(a)(b)	19,430	207,027
Total		629,540
Health Care Equipment & Supplies 3.3%
CR Bard, Inc.	1,381	136,332
Edwards Lifesciences Corp.(b)	6,060	440,744
Intuitive Surgical, Inc.(a)(b)	420	227,535
Varian Medical Systems, Inc.(b)	4,590	316,527
Total		1,121,138

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.	4,580	$181,734
Brookdale Senior Living, Inc.(b)	20,580	385,258
DaVita, Inc.(b)	3,000	270,510
Express Scripts, Holding Co.(b)	4,580	248,144
HMS Holdings Corp.(b)	5,650	176,336
Laboratory Corp. of America Holdings(a)(b)	2,890	264,551
Total		1,526,533
Health Care Technology 0.5%
Cerner Corp.(b)	2,370	180,499
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	6,130	272,846
Covance, Inc.(b)	3,660	174,326
Illumina, Inc.(b)	2,110	111,007
Total		558,179
Pharmaceuticals 2.5%
Endo Pharmaceuticals Holdings, Inc.(b)	8,900	344,697
Watson Pharmaceuticals, Inc.(b)	7,700	516,362
Total		861,059
TOTAL HEALTH CARE		4,876,948
INDUSTRIALS 13.6%
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	8,124	377,847
Commercial Services & Supplies 1.0%
Stericycle, Inc.(b)	4,060	339,578
Construction & Engineering 0.7%
KBR, Inc.	6,610	234,985
Electrical Equipment 2.9%
AMETEK, Inc.	7,885	382,501
Regal-Beloit Corp.	2,550	167,153
Rockwell Automation, Inc.	3,340	266,198
Sensata Technologies Holding NV(b)	5,690	190,501
Total		1,006,353
Machinery 2.5%
Cummins, Inc.	2,150	258,086
Gardner Denver, Inc.	3,280	206,706

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Joy Global, Inc.	5,560	$408,660
Total		873,452
Marine 0.5%
Kirby Corp.(a)(b)	2,920	192,107
Professional Services 1.9%
IHS, Inc., Class A(b)	3,660	342,759
Verisk Analytics, Inc., Class A(b)	6,800	319,396
Total		662,155
Road & Rail 2.0%
CSX Corp.	8,330	179,262
JB Hunt Transport Services, Inc.	4,800	260,976
Kansas City Southern(b)	3,500	250,915
Total		691,153
Trading Companies & Distributors 1.0%
WW Grainger, Inc.	1,542	331,237
TOTAL INDUSTRIALS		4,708,867
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.8% F5 Networks, Inc.(b)	2,060	278,018
Computers & Peripherals 0.6%
SanDisk Corp.(b)	4,240	210,262
Electronic Equipment, Instruments & Components 0.6%
Trimble Navigation Ltd.(b)	4,210	229,108
Internet Software & Services 1.1%
LinkedIn Corp., Class A(b)	1,790	182,562
Rackspace Hosting, Inc.(a)(b)	3,250	187,818
Total		370,380
IT Services 2.0%
Alliance Data Systems Corp.(a)(b)	3,870	487,465
Teradata Corp.(b)	3,050	207,858
Total		695,323
Semiconductors & Semiconductor Equipment 5.3%
Avago Technologies Ltd.	11,070	431,398
KLA-Tencor Corp.	5,140	279,719
Linear Technology Corp.	8,400	283,080

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Novellus Systems, Inc.(b)	5,160	$257,535
NXP Semiconductor NV(b)	9,070	241,353
ON Semiconductor Corp.(b)	39,050	351,840
Total		1,844,925
Software 8.3%
Autodesk, Inc.(b)	4,650	196,788
Check Point Software Technologies Ltd.(a)(b)	3,526	225,100
Citrix Systems, Inc.(b)	2,540	200,431
Electronic Arts, Inc.(b)	17,530	288,894
Fortinet, Inc.(b)	8,860	244,979
Informatica Corp.(a)(b)	5,080	268,732
Intuit, Inc.	5,140	309,068
Nuance Communications, Inc.(b)	12,060	308,495
Red Hat, Inc.(b)	3,380	202,428
Rovi Corp.(b)	7,445	242,335
Solera Holdings, Inc.	1,275	58,510
TIBCO Software, Inc.(b)	6,050	184,525
Zynga, Inc., Class A(b)	11,326	148,937
Total		2,879,222
TOTAL INFORMATION TECHNOLOGY		6,507,238
MATERIALS 6.7%
Chemicals 2.6%
Albemarle Corp.	2,790	178,337
Celanese Corp., Class A	4,070	187,953
CF Industries Holdings, Inc.	2,850	520,552
Total		886,842
Containers & Packaging 1.5%
Crown Holdings, Inc.(b)	8,090	297,955
Rock-Tenn Co., Class A	3,050	206,058
Total		504,013
Metals & Mining 2.6%
Cliffs Natural Resources, Inc.	2,540	175,920
Molycorp, Inc.(a)(b)	6,090	206,025
Royal Gold, Inc.	4,190	273,272
Silver Wheaton Corp.	7,870	261,284
Total		916,501
TOTAL MATERIALS		2,307,356
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.(b)	5,250	280,035

Issuer	Shares	Value

Common Stocks (continued)
TOTAL TELECOMMUNICATION SERVICES		280,035
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.	3,350	$257,749
TOTAL UTILITIES		257,749
Total Common Stocks (Cost: $26,597,401)		$34,290,320

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	141,780	$141,780
Total Money Market Funds (Cost: $141,780)		$141,780

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.3%
Repurchase Agreements 11.3%
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $500,011(e)
	0.270%	$500,000	$500,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $3,432,769(e)
	0.200%	3,432,712	3,432,712
Total			3,932,712
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,932,712)			$3,932,712
Total Investments (Cost: $30,671,893)(f)			$38,364,812(g)
Other Assets & Liabilities, Net			(3,637,419)
Net Assets			$34,727,393

Notes to Portfolio of Investments

(a)                                     At March 31, 2012, security was partially or fully on loan.

(b)                                     Non-income producing.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)                                     Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$659,369	$3,666,962	$(4,184,551)	$—	$141,780	$219	$141,780

(e)                                     The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$638
Fannie Mae Pool	139,401
Fannie Mae REMICS	23,801
Fannie Mae-Aces	675
Federal Farm Credit Bank	20,307
Federal Home Loan Banks	10,220

Federal Home Loan Mortgage Corp	15,352
Federal National Mortgage Association	17,727
Freddie Mac Coupon Strips	1,155
Freddie Mac Gold Pool	46,354
Freddie Mac Non Gold Pool	10,435
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	38,612
Ginnie Mae I Pool	47,180
Ginnie Mae II Pool	70,740
Government National Mortgage Association	31,599
United States Treasury Bill	7,394
United States Treasury Inflation Indexed Bonds	1,399
United States Treasury Note/Bond	25,894
United States Treasury Strip Coupon	1,115
Total Market Value of Collateral Securities	$510,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$3,501,387
Total Market Value of Collateral Securities	3,501,387

(f)                                      At March 31, 2012, the cost of securities for federal income tax purposes was approximately $30,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,247,000
Unrealized Depreciation	(554,000)
Net Unrealized Appreciation	$7,693,000

(g)                                     Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$7,617,436	$—	$—	$7,617,436
Consumer Staples	2,063,784	—	—	2,063,784
Energy	3,163,909	—	—	3,163,909
Financials	2,506,998	—	—	2,506,998
Health Care	4,876,948	—	—	4,876,948
Industrials	4,708,867	—	—	4,708,867
Information Technology	6,507,238	—	—	6,507,238
Materials	2,307,356	—	—	2,307,356
Telecommunication Services	280,035	—	—	280,035
Utilities	257,749	—	—	257,749
Total Equity Securities	34,290,320	—	—	34,290,320
Other
Money Market Funds	141,780	—	—	141,780
Investments of Cash Collateral Received for Securities on Loan	—	3,932,712	—	3,932,712
Total Other	141,780	3,932,712	—	4,074,492
Total	$34,432,100	$3,932,712	$—	$38,364,812

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012